Warrants and Embedded Conversion Discount Derivative Liability (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Volatility	108.00%	200.00%
Risk-free interest rate	2.08%	1.05%